united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 812-14415

Altegris KKR Commitments Master Fund

(Exact name of registrant as specified in charter)

1200 Prospect Street, Suite 400 LA Jolla CA 92037

(Address of principal executive offices) (Zip code)

Beth Strong, Altegris Advisors, L.L.C.

1200 Prospect Street, Suite 400 La Jolla, CA 92037

(Name and address of agent for service)

Registrant's telephone number, including area code: 858-459-7040

Date of fiscal year end: 3/31

Date of reporting period: 6/30/19

Item 1. Schedule of Investments.

Altegris KKR Commitments Master Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2019

	Geographic Region	Cost	Fair Value	% of Net Assets	Initial Acquisition Date
PRIVATE EQUITY (a) - 82.06%
CO-INVESTMENTS - 27.85%
KKR Banff Co-Invest L.P.	Americas	$10,000,000	$11,000,000	2.63%	9/28/2018
KKR Blue Co-Invest L.P.	Europe	1,966,654	3,562,524	0.85%	3/1/2016
KKR Byzantium Infrastructure Co-Invest L.P. *	Europe	7,740,051	8,230,783	1.97%	10/3/2017
KKR Caribou Co-Invest L.P.	Americas	17,500,000	20,370,000	4.88%	2/26/2018
KKR Element Co-Invest L.P.	Americas	7,035,000	10,527,792	2.52%	8/12/2016
KKR Enterprise Co-Invest L.P.	Americas	20,000,000	18,000,000	4.31%	9/6/2018
KKR Palo Verde Co-Invest L.P. (b)	Americas	10,426,364	11,130,343	2.66%	2/26/2018
KKR Sigma Co-Invest L.P.	Americas	7,500,000	7,951,748	1.90%	6/11/2018
KKR Uno Co-Invest L.P.	Americas	15,000,000	21,000,000	5.03%	6/7/2017
LC Sports Pte. Ltd.	Asia	2,394,175	2,195,972	0.53%	11/2/2018
Pueblo Co-Invest LP	Americas	2,360,967	2,360,967	0.57%	6/25/2019
TOTAL CO-INVESTMENTS		101,923,211	116,330,129	27.85%

PRIMARY INVESTMENTS - 19.15%
Bridge Growth Partners (Parallel), L.P.	Americas	986,353	1,173,517	0.28%	2/23/2016
HPH Specialized International Fund I L.P.	Americas	652,886	764,580	0.18%	6/30/2017
KKR Americas Fund XII L.P.	Americas	29,026,075	30,362,264	7.27%	3/31/2017
KKR Asian Fund III L.P.	Asia	21,935,786	28,338,154	6.79%	3/31/2017
KKR European Fund IV, L.P. *	Europe	4,383,219	6,111,111	1.46%	12/17/2015
KKR Health Care Strategic Growth Fund L.P.	Americas	2,736,002	3,639,412	0.87%	8/4/2017
Oak Hill Capital Partners IV, L.P. *	Americas	887,377	830,711	0.20%	3/31/2017
RB Equity Fund II-A, L.P.	Americas	15,210	10,295	0.00%	12/3/2018
The Resolute Fund IV	Americas	190,971	196,829	0.05%	9/28/2018
Warburg Pincus XI (ASIA), L.P.	Asia	8,672,175	8,556,726	2.05%	9/30/2017
TOTAL PRIMARY INVESTMENTS		69,486,054	79,983,599	19.15%

SECONDARY INVESTMENTS - 35.06%
Charles River Partnership XIII, L.P.	Americas	52,128	97,257	0.02%	6/29/2018
Eurazeo Capital IV A SCSp	Europe	1,175,050	1,235,903	0.30%	1/28/2019
Eurazeo Capital IV D SCSp	Europe	1,390,774	1,467,589	0.35%	1/28/2019
Foundation Capital III L.P.	Americas	102	1,443	0.00%	6/29/2018
Foundation Capital Leadership Fund, L.P.	Americas	2,444	1,476	0.00%	6/29/2018
Foundation Capital V L.P.	Americas	174,497	324,164	0.08%	6/29/2018
Foundation Capital VI L.P.	Americas	196,329	343,493	0.08%	6/29/2018
Foundation Capital VII L.P.	Americas	635,064	981,470	0.24%	6/29/2018
Foundation Capital VIII L.P.	Americas	632,598	1,130,785	0.27%	6/29/2018
KKR 2006 Fund L.P . *	Americas	20,277,307	20,312,574	4.86%	12/31/2015
KKR 2006 Fund (Allstar) L.P. (b)	Americas	2,628,400	1,331,948	0.32%	12/31/2015
KKR 2006 Fund (GDG) L.P. (b) *	Americas	1,952,092	380,449	0.09%	12/31/2015
KKR 2006 Fund (Overseas) L.P. *	Global	9,822,678	4,566,285	1.09%	12/31/2015
KKR Asian Fund L.P. *	Asia	1,572,061	594,602	0.14%	12/29/2016
KKR Asian Fund (Ireland III MIT) I L.P.	Asia	1,399,295	472,600	0.11%	12/29/2016
KKR Asian Fund II Private Investors Offshore, L.P. *	Asia	3,677,391	3,830,735	0.92%	9/30/2017
KKR China Growth Fund, L.P.	China	16,947,007	14,150,336	3.39%	6/29/2018
KKR European Fund III, L.P. *	Europe	2,352,264	1,937,498	0.46%	12/31/2015
KKR Gaudi Investors L.P. *	Europe	8,605,020	8,936,532	2.14%	5/4/2017
KKR Lending Partners II L.P. (b)	Americas	3,370,346	3,371,422	0.81%	3/31/2017
KKR North America Fund XI L.P. (b) *	Americas	25,301,972	28,834,888	6.90%	10/29/2015
KKR North America Fund XI (Buckeye) L.P. *	Americas	432,167	40,765	0.01%	10/29/2015
KKR North America Fund XI (Indigo) L.P. (b) *	Americas	1,656,323	5,535,331	1.33%	10/29/2015
KKR North America Fund XI (Sage) L.P. (b) *	Americas	519,017	304,871	0.07%	10/29/2015
KKR North America Fund XI (Wave) L.P. (b) *	Americas	1,043,197	712,194	0.17%	10/29/2015
KKR Real Estate Partners Americas II L.P.	Americas	13,290,487	13,516,522	3.24%	5/31/2018
L Catterton Asia 3 LP	Asia	1,209,556	1,196,446	0.29%	12/4/2018
Lime Rock Partners IV AF, L.P.	Americas	4,959,041	4,810,772	1.15%	6/21/2018
Menlo Ventures IX LP	Americas	42,969	143,156	0.03%	12/31/2017
Menlo Ventures X LP *	Americas	2,671,142	1,758,194	0.42%	12/31/2017
Menlo Ventures XI LP *	Americas	5,189,127	3,858,017	0.92%	12/31/2017
Oak Hill Capital Partners III (AIV I), L.P.	Americas	272,951	337,497	0.08%	3/17/2017
Oak Hill Capital Partners III, L.P. *	Americas	1,519,472	1,496,316	0.36%	3/17/2017
Oak Hill Special Opportunities Fund (Offshore II), Ltd. *	Americas	40,849	39,383	0.01%	3/17/2017
OHCP III BC COI, L.P.	Americas	1,868,192	2,912,805	0.70%	3/17/2017
OHCP III BC RO, L.P.	Americas	706,629	709,594	0.17%	12/31/2018
OnyxPoint Permian Equity Feeder III LLC	Americas	1,779,681	2,140,170	0.51%	9/7/2018
Orchid Asia III, L.P.	Asia	976,340	2,494,726	0.60%	8/15/2016
RB Equity Fund I-A LP	Americas	3,719,319	4,525,062	1.08%	12/31/2018

Altegris KKR Commitments Master Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2019
	Geographic Region	Cost	Fair Value	% of Net Assets	Initial Acquisition Date
SECONDARY INVESTMENTS (Continued) - 35.06%
SFC Energy Partners I-A L.P. (b)	Americas	$142,905	$141,531	0.03%	9/30/2017
The Resolute Fund II	Americas	3,969,867	4,044,015	0.97%	8/31/2018
Yorktown Energy Partners IX, L.P (b)	Americas	358,545	295,496	0.07%	9/30/2018
Yorktown Energy Partners VI, L.P (b)	Americas	63,757	47,527	0.01%	9/30/2018
Yorktown Energy Partners VII, L.P (b)	Americas	187,803	109,644	0.03%	9/30/2018
Yorktown Energy Partners VIII, L.P (b)	Americas	648,272	396,145	0.10%	9/30/2018
Yorktown Energy Partners X, L.P (b)	Americas	638,737	580,489	0.14%	9/30/2018
TOTAL SECONDARY INVESTMENTS		150,071,165	146,450,117	35.06%

TOTAL PRIVATE EQUITY		$321,480,430	$342,763,845	82.06%

DIRECT INVESTMENT (a) - 0.97%
Artisan Partners Asset Management, Inc. TRA * (c)	Americas	$3,043,853	$2,622,029	0.63%	10/12/2018
Salient Solutions LLC * (c)	Americas	1,057,149	1,440,912	0.34%	2/10/2016
		$4,101,002	$4,062,941	0.97%
SHORT TERM INVESTMENT - 16.12%
PRIVATE MONEY MARKET FUNDS - 16.12%
Federated Prime Private Liquidity Fund, Premier Class			$25,820,945	6.18%	12/29/2017
Prime Liquidity LLC Fund, Capital Class			41,525,689	9.94%	12/29/2017
TOTAL PRIVATE MONEY MARKET FUNDS		$67,346,634	$67,346,634	16.12%

TOTAL SHORT TERM INVESTMENTS		$67,346,634	$67,346,634	16.12%

TOTAL INVESTMENTS - 99.15% (Cost - $373,227,859) (d)			$414,173,420
OTHER ASSETS LESS LIABILITIES - 0.85%			3,518,762
NET ASSETS - 100.00%			$417,692,182

TRA - Tax Receivable Agreement
* Non-income producing.
(a) Securities restricted to resale represents $346,826,786 or 83.03% of net assets.
(b) All or part of these investments are holdings of AKCF LLC - Series A.
(c) The fair value of this investment is determined using significant unobservable inputs and is classified as level 3 on the GAAP hierarchy (See Note 2).
(d) The fair value of total investments consists of the following:
		Private Equity	$342,763,845
		Direct Investment	4,062,941
		Short Term Investment	67,346,634
		Total Investments	$414,173,420

Altegris KKR Commitments Master Fund

NOTES TO CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

June 30, 2019

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of the consolidated portfolio of investments requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period ended June 30, 2019. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the Investment Company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies" including FASB Accounting Standard Update ASU 2013-08.

Consolidation of a Subsidiary – The consolidated financial statements of the Fund include AKCF LLC Series A (“AKCF”), a limited liability company in which the Fund invests. AKCF is a wholly-owned subsidiary; therefore all inter-company accounts and transactions have been eliminated. The inception date of AKCF is September 18, 2015.

A summary of the Fund’s investment in AKCF is as follows:

AKCF Net Assets at June 30, 2019	% of Total Net Assets at June 30, 2019
$31,809,954	7.61%

Securities Valuation – The Fund has adopted valuation procedures pursuant to which it will fair value its interests in Investment Funds and Co-Investment Opportunities. These valuation procedures, which have been approved by the Board of Trustees of the Fund (“The Board”), provide that the unaudited valuations determined by the general partner, managing member or affiliated investment adviser of the Investment Funds (the “Investment Managers”) will be reviewed by the Adviser. The Fund will generally rely on such valuations, which are provided on a quarterly basis, even in instances where an Investment Manager may have a conflict of interest in valuing the securities. Furthermore, the underlying Investment Funds will typically provide the Adviser with only estimated net asset values or other valuation information on a quarterly basis, and such data will be subject to revision through the end of each Investment Fund’s annual audit. While such information is provided on a quarterly basis, the Fund provides valuation and issues Shares on a monthly basis.

The Board is responsible for the Fund’s written valuation policies, processes and procedures, conducting periodic reviews of the valuation policies and evaluating the overall fairness and consistent application of the valuation policies. The Fund’s pricing committee is comprised of officers of the Fund, the Adviser, and representatives from Gemini Fund Services, LLC (“GFS”), the Fund’s administrator. The Fund’s pricing committee meets monthly, or as needed, to determine the valuation of the Fund’s investments. The pricing committee certifies to the Board that the Fund’s valuation policy and procedures are properly followed. Any revision or updates of the valuation policy and procedures must be approved by the Board.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Altegris KKR Commitments Master Fund

NOTES TO CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

June 30, 2019

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2019 for the Fund’s assets and liabilities measured at fair value:

Assets *	Level 1	Level 2	Level 3	Investments Valued at NAV	Total
Investments
Private Equity	$ -	$ 44,868,826	$ -	$ 297,895,019	$ 342,763,845
Direct Investment	-	-	4,062,941	-	4,062,941
US Government and Notes	-	-	-	-	-
Private Money Market Funds	67,346,634	-	-		67,346,634
Total Investments:	$ 67,346,634	$ 44,868,826	$ 4,062,941	$ 297,895,019	$ 414,173,420

* Refer to the Consolidated Portfolio of Investments for industry classification.

The following is a reconciliation of assets in which Level 3 inputs were used in determining value:

Beginning Balance 3/31/19	$ 4,473,255
Change in unrealized appreciation (depreciation)	(410,314)
Ending Balance 6/30/19	$ 4,062,941

The inputs used to value the Level 3 securities are derived from valuations of the Level 3 securities prepared by outside sources for which the Fund has reviewed.

Direct Investment	Value at 6/30/19	Valuation Technique(s)	Unobservable Input(s)	Single Input or Range of Inputs
Salient Solutions LLC	1,440,912	Ownership percentage applied to third party valuation	Not applicable	1,440,912
Artisan Partners Asset Management, Inc. TRA	2,622,029	Discounted cash flow	Discount rate: 16.0%-18.0 % Tax Rate 20.0%-25.0%	2,622,029

The valuation process involved in Level 3 measurements is designed to subject the valuation of the investments to an appropriate level of consistency, oversight and review. The valuation of the Fund’s Level 3 investment is calculated by adjusting its initial cost basis primarily by the change in unrealized appreciation (depreciation) as reflected in the Invested Fund’s valuations of the Level 3 security. The Invested Fund’s valuations of the Level 3 security are primarily based on an evaluation of financial and operating data, company specific developments, market valuations of comparable companies and model projections. The Invested Fund has a valuation committee that is responsible for reviewing and approving valuations. The Invested Fund’s valuation committee may at its discretion employ third party valuation firms as appropriate.

Investments Valued at NAV - In May 2015, the FASB issued Accounting Standards Update (“ASU”) No. 2015-07 “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent).” Investment companies are permitted to measure the fair value of certain privately offered investments using the NAV per share of the investment. Measuring the fair value of an investment this way is called using the NAV practical expedient. The amendments in ASU No. 2015-07 remove the requirement to categorize within the fair value hierarchy investments measured using the NAV practical expedient. The ASU also removes certain disclosure requirements for investments that qualify, but do not utilize, the NAV practical expedient. The Fund is permitted to invest in alternative investments that do not have a

Altegris KKR Commitments Master Fund

NOTES TO CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

June 30, 2019

readily determinable fair value and, as such, has elected to use the NAV as calculated on the reporting entity’s measurement date as the fair value of the investment.

Adjustments to the NAV provided by the Adviser would be considered if the practical expedient NAV was not available as of the Fund’s measurement date; if it was probable that the alternative investment would be sold at a value materially different than the reported expedient NAV; or if it was determined by the Fund’s valuation procedures that the private equity is not being reported at fair value.

A listing of the private equity held by the Fund and their attributes, as of June 30, 2019, that qualify for these valuations are shown in the table below:

Investment Category	Investment Strategy	Fair Value	Unfunded Commitments	Remaining Life	Redemption Frequency *	Notice Period (In Days)	Redemption restrictions Terms **
Private Equity - Buyout	Investments in nonpublic companies; the acquisition of the company uses some percentage of debt.	$ 259,951,738	$ 135,992,265	N/A	None	N/A	Liquidity in form of distributions from Investment Funds.
Private Equity - Growth Equity	Investments in nonpublic companies; the acquisition of the company that create value through profitable revenue.	$ 61,064,802	$ 14,373,574	N/A	None	N/A	Liquidity in form of distributions from Investment Funds.
Private Equity - Other	Investments in nonpublic companies; strategies may include infrastructure, real estate, energy and direct lending/mezzanine, private equity fund of funds	$ 21,747,305	$ 26,732,848	N/A	None	N/A	Liquidity in form of distributions from Investment Funds.
Direct Investment - Growth Equity	Investments in nonpublic companies; the acquisition of the company that create value through profitable revenue.	$ 1,440,912	$ -	N/A	None	N/A	Liquidity in form of distributions from Investment Funds.
Direct Investment - Other	Investments in strategies which may include infrastructure, real estate, energy, direct lending/mezzanine, private debt.	$ 3,371,422	$ -	N/A	None	N/A	Liquidity in form of distributions from Investment Funds.

* The information summarized in the table above represent the general terms for the specified asset class. Individual investment Funds may have terms that are more or less restrictive than those terms indicated for the asset class as a whole. In addition, most Investment Funds have the flexibility, as provided for in their constituent documents, to modify and waive such terms.

** Distributions from Investment Funds occur at irregular intervals, and the exact timing of distributions from Investment Funds cannot be determined. It is estimated that distributions will occur over the life of the Investment Funds.

Altegris KKR Commitments Master Fund

NOTES TO CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

June 30, 2019

Unfunded Commitments - As of June 30, 2019, the Fund had total unfunded commitments of $177,098,687 which consist of $135,992,265 private equity-buyout, $14,373,573 private equity-growth equity and $26,732,848 private equity - other. The Fund expects to fulfill these unfunded commitments through the use of liquid investments, future distributions from Investment Funds and line of credit proceeds.

General Economic and Market Conditions. The value of the Fund’s total net assets should be expected to fluctuate. To the extent that the Fund’s portfolio is concentrated in securities of a single issuer or issuers in a single sector, the risk of any investment decision is increased. An Investment Fund’s use of leverage is likely to cause the Fund’s average net assets to appreciate or depreciate at a greater rate than if leverage were not used.

Private Equity Investments. Private equity is a common term for investments that are typically made in private or public companies through privately negotiated transactions, and generally involve equity-related finance intended to bring about some kind of change in an operating company (e.g., providing growth capital, recapitalizing a company or financing an acquisition). Private equity funds, often organized as limited partnerships, are the most common vehicles for making private equity investments, although the Fund may also co-invest directly in an operating company in conjunction with an Investment Fund. The investments held by private equity funds and Co-Investment Opportunities made by the Fund involve the same types of risks associated with an investment in any operating company. However, securities of private equity funds, as well as the underlying companies these funds invest in, tend to be more illiquid, and highly speculative. Private equity has generally been dependent on the availability of debt or equity financing to fund the acquisitions of their investments. Depending on market conditions, however, the availability of such financing may be reduced dramatically, limiting the ability of private equity funds to obtain the required financing or reducing their expected rate of return.

Illiquidity of Investment Fund Interests. There is no regular market for interest in Investment Funds, which typically must be sold in privately negotiated transactions. Any such sales would likely require the consent of the applicable Investment Fund and could occur at a discount to the stated net asset value. If the Adviser determines to cause the Fund to sell its interests in an Investment Fund, the Fund may be unable to sell such interests quickly, if at all, and could therefore be obligated to continue to hold such interests for an extended period of time.

Please refer to the Fund’s prospectus and statement of additional information for a full listing of risks associated with investing in the Fund.

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Altegris KKR Commitments Master Fund

By (Signature and Title)

/s/Matthew Osborne

Matthew Osborne, President/Principal Executive Officer

Date 08/23/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/Matthew Osborne

Matthew Osborne, President/Principal Executive Officer

Date 08/23/2019

*/s/ Beth Strong

Treasurer and Principal Accounting Officer

Date 08/23/2019